Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of derivative financial instruments [Line Items]
Schedule of detailed information about hedge derivatives financial instruments

The table below presents the composition of open transactions included in the hedge derivative financial instruments as of December 31, 2018:

		Quotations
Quotation period	Metric Ton	Fixed	Futures	Fair value
				US$(000)
January 2019	1,000	7,345	5,961	1,381
February 2019	1,000	7,352	5,968	1,378

	2,000			2,759

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of derivative financial instruments [Line Items]
Schedule of embedded derivatives

As discussed in Note 2(d), the Company’s sales create exposure to changes in the market prices of copper and molybdenum which are considered embedded derivatives. As of December 31, 2019 and 2018, information about the Company’s embedded derivatives is as follows:

			As of December 31, 2019
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value provision
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	246,441	January 2020 to May 2020	Between 2.567 and 2.774	Between 2.793 and 2.804	39,727
Copper Cathode	4,410	January 2020	2.791	2.793	9
Molybdenum	5,370	January 2020 to February 2020	Between 7.857 and 9.724	8.025	(3,031)

					36,705	(a)

			As of December 31, 2018
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value provision
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	261,530	January 2019 to May 2019	Between 2.675 and 2.834	Between 2.704 and 2.708	(18,848)
Copper Cathode	7,711	January 2019	2.810	2.704	(824)
Molybdenum	3,545	January 2019 to February 2019	Between 10.787 and 10.810	10.675	(441)

					(20,113)	(a)

(a)   Embedded derivative adjustments are recorded on the statement of financial position in “Trade account receivable – related parties” (US$36.1 million as of December 31, 2019, and US$(19.3) million as of December 31, 2018) and “Trade accounts receivable (net)” (US$0.6 million as of December 31, 2019, and US$(0.8) million as of December 31, 2018).